Research and development expenses (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Detailed Information Research And Development Expenses [Abstract]
Schedule of Breakdown of Research and Development Expenses

	2025	2024	2023
	€	€	€
Clinical expenses	(67,744,537)	(55,867,694)	(30,690,293)
Personnel expenses (Note 5)	(35,755,155)	(27,767,184)	(19,132,307)
Manufacturing costs	(12,024,982)	(9,434,537)	(6,500,986)
Nonclinical expenses	(7,485,648)	(3,324,513)	(8,977,187)
License costs	(1,065,471)	(1,592,687)	—
Intellectual Property costs	(402,541)	(576,914)	(274,257)
	(124,478,334)	(98,563,529)	(65,575,030)